Related Party Transactions	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions

19.  Related Party Transactions

In 2015, 2014 and 2013, we paid annual dividends totaling $300,000 on our Series B Preferred and our Series D Preferred.  The Series B Preferred and Series D Preferred are non-redeemable preferred stocks issued in 1986 and 2001, respectively, of which all outstanding shares are owned by the Golsen Holders.